SUPPLEMENTARY CASH FLOWS INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flow Statement [Abstract]
Accounts receivable	$ 32.6	$ (39.9)
Contract assets	75.5	(29.9)
Inventories	43.4	(87.5)
Prepayments	2.3	(0.9)
Income taxes	(12.0)	8.2
Accounts payable and accrued liabilities	(54.0)	53.5
Provisions	27.7	(6.5)
Contract liabilities	(165.0)	50.8
Increase (decrease) in working capital	(49.5)	(52.2)
Interest paid	98.0	108.7
Interest received	13.2	11.4
Income taxes paid	$ 26.4	$ 34.2